Income Taxes Components of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 1,395.7	$ 1,133.2	$ 673.1
Current State and Local Tax Expense (Benefit)	35.6	27.3	21.5
Deferred Federal Income Tax Expense (Benefit)	35.8	16.8	(145.9)
Deferred State and Local Income Tax Expense (Benefit)	1.5	3.0	(6.1)
Provision for income taxes	$ 1,468.6	$ 1,180.3	$ 542.6